SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of weighted average assumptions used in the BSM pricing model for grants made

	2018	2019
Dividend yield	—	—
Expected annual volatility	39.0%	39.4-41.1%
Risk-free interest rate	2.72-2.90%	1.64-1.88%
Expected life of the awards (years)	7.07-7.11	5.91-6.05
Weighted-average grant date fair value of awards (per share)	$14.62	$15.97

Summary of awards activity for the Company

	Options		SARs		RSUs
		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2018	3,601,433	$34.51	154,994	$32.44	13,865,414	—
Granted	1,068,554	36.62	—	—	5,293,636	—
Exercised	(410,145)	5.86	(28,500)	31.22	(5,218,733)	—
Forfeited	—	—	—	—	(638,743)	—
Cancelled	(945,000)	40.00	(394)	20.99	(500,342)	—
Outstanding as of December 31, 2019	3,314,842	$37.17	126,100	$32.75	12,801,232	—

Summary of information about outstanding and exercisable awards

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$4.16	Option	48,438	0.47	$1.9	48,438	0.47	$1.9
$8.77	Option	128,850	0.89	4.5	128,850	0.89	4.5
$36.62	Option	1,068,554	9.59	7.3	—	—	—
$40.00	Option	2,069,000	8.09	7.2	1,339,000	8.02	4.6
Total Options		3,314,842	8.18	20.9	1,516,288	7.17	11.0
$20.99	SARs	1,100	1.91	—	1,100	1.91	—
$32.85	SARs	125,000	3.56	1.4	125,000	3.56	1.4
Total SARs		126,100	3.55	1.4	126,100	3.55	1.4
Total RSUs	RSU	12,801,232	8.38	556.7	3,565,653	7.22	155.1
Total Options, SARs, RSUs		16,242,174	8.30	$579.0	5,208,041	7.12	$167.5

Summary of information about non-vested share awards

	Options		RSUs
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2018	2,386,500	$13.17	8,567,331	$28.68
Granted	1,068,554	15.97	5,293,636	35.69
Vested	(711,500)	13.41	(3,486,303)	27.13
Forfeited	—	—	(638,743)	31.11
Cancelled	(945,000)	11.86	(500,342)	30.10
Non-vested as of December 31, 2019	1,798,554	$15.43	9,235,579	$32.92

2018 plan
Schedule of weighted average assumptions used in the BSM pricing model for grants made

2019
Dividend yield	—
Expected annual volatility	50.00%
Risk-free interest rate	7.76-8.88%
Expected life of the awards (years)	6.06-6.10
Weighted-average grant date fair value of awards (per share)	$131.25

Summary of awards activity for the Company

	Options		RSUs
		Weighted		Weighted
		average exercise		average exercise
	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2018	189	$80.89	114,499	$—
Granted	256,812	211.88	191,214	—
Exercised	(67)	80.89	(6,025)	—
Forfeited	(32)	80.89	(10,586)	—
Cancelled	(77,380)	203.83	(17,560)	—
Outstanding as of December 31, 2019	179,522	$215.28	271,542	$—

Summary of information about outstanding and exercisable awards

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
Exercise Price ($)	award	outstanding	Life (in years)	exercisable	Life (in years)
$80.89	Option	97	8.11	97	8.11
$203.83	Option	139,425	9.15	35,996	9.13
$255.51	Option	40,000	9.61	—	—
Total Options		179,522	9.26	36,093	9.12
Total RSUs	RSU	271,542	8.98	64,735	8.66
Total Options and RSUs		451,064	9.09	100,828	8.83

Summary of information about non-vested share awards

	Options		RSUs
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2017	—	$—	—	$—
Granted	3,397	126.48	137,998	166.00
Vested	(1,078)	137.62	(13,733)	174.27
Forfeited	(2,224)	120.53	(22,282)	172.06
Cancelled	(26)	157.24	—	—
Non-vested as of December 31, 2018	69	$132.54	101,983	$163.40
Granted	256,812	131.25	191,214	218.27
Vested	(36,040)	132.05	(58,244)	179.91
Forfeited	(32)	132.64	(10,586)	193.31
Cancelled	(77,380)	132.07	(17,560)	214.72
Non-vested as of December 31, 2019	143,429	$130.60	206,807	$203.59